NET LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to UXIN Limited	$ (221,838)	¥ (1,522,514)	¥ (2,722,596)	¥ (1,357,745)
Accretion on redeemable preferred shares	(46,473)	(318,951)	(555,824)	(421,346)
Deemed contribution from preferred shareholders				3,428
Deemed dividend to preferred shareholders	(79,376)	(544,773)	(587,564)
Deemed dividend from preferred Shareholders			92,779
Net loss attributable to ordinary shareholders	$ (347,687)	¥ (2,386,238)	¥ (3,773,205)	¥ (1,775,663)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted | shares	477,848,763	477,848,763	49,318,860	49,174,850,000
Net loss per share attributable to ordinary shareholders:
Basic | (per share)	$ (0.73)	¥ (4.99)	¥ (76.51)	¥ (36.11)
Diluted | (per share)	$ (0.73)	¥ (4.99)	¥ (76.51)	¥ (36.11)